Summary of Significant Account Policies: (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income (Numerator)
Net loss attributable to common stockholders	$ 9,556,979	$ (1,778,850)	$ (2,416,897)	$ (668,486)	$ (1,987,285)	$ (3,867,413)	$ (3,797,413)	$ (2,881,219)	$ (2,818,825)	$ 6,704,723	$ (2,655,771)	$ (6,851,518)	$ (13,364,871)	$ (11,149,991)
Effect of dilutive securities
Convertible debt (in dollars)	719									66,883
Convertible preferred (in dollars)										243,000
Income available to common shareholders - diluted earnings per share (in dollars)	$ 9,557,698									$ 7,014,606
Shares (Denominator)
Weighted average common shares outstanding (in shares)	77,500,392	77,360,908	77,265,047	77,215,908	77,215,908	77,215,908	77,193,930	76,815,908	76,815,908	77,466,112	77,215,908	77,263,381	77,009,351	76,048,925
Effect of dilutive securities
Warrants (in shares)	68,013,239									35,423,286
Convertible debt (in shares)										2,522,450
Convertible preferred (in shares)	32,324,000									21,181,583
Income available to common shareholders - diluted earnings per share (in shares)	177,837,631			77,215,908						136,593,431	77,215,908
Earnings (loss) per common share
Net loss per common share - basic (in dollars per share)	$ 0.12			$ (0.01)						$ 0.09	$ (0.03)
Income available to common shareholders - diluted earnings per share (in dollars per share)	$ 0.05			$ (0.01)						$ 0.05	$ (0.03)